Related-party Transactions: Schedule of Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Tables/Schedules
Schedule of Related Party Transactions

Due to Related Parties	July 31, 2013	January 31, 2013

Due to a company owned by an officer (a)	$ 305,715	$ 269,097
Due to a company controlled by directors (b)	389,687	894,377
Due to a company controlled by a major shareholder (a)	77,255	94,588
Due to a major shareholder (a)	46,544	50,920
Total due to related parties	$ 819,201	$ 1,308,982

Notes Payable to Related Parties

Note payable to a director (c)	$ 168,873	$ 136,532
Note payable to a chief financial officer (c)	9,581	9,210
Note payable to a major shareholder (c)	7,969	118,797
Note payable to a company controlled by directors (c)	70,376	69,589
Total notes payable to related parties	$ 256,799	$ 334,128

	January 31, 2013	January 31, 2012

Due to a company owned by an officer (a)	$269,097	$190,608
Due to a company controlled by directors (b)	894,377	658,950
Due to a company controlled by a major shareholder (a)	94,588	51,957
Due to a major shareholders (a)	50,920	--
Due to an officer of Chilean subsidiary (a)	--	4,047
Total due to related parties	$1,308,982	$905,562

Note payable to a former related party (c)	$--	$56,164
Note payable to a director (d)	136,532	55,129
Note payable to a chief financial officer (d)	9,210	8,502
Note payable to a major shareholder (d)	118,797	53,115
Note payable to a company controlled by directors (d)	69,589	63,910
Total notes payable to related parties	$334,128	$236,820